Common Stock (Details Narrative) - USD ($)									12 Months Ended
		Dec. 02, 2018	Nov. 27, 2018	Jun. 18, 2018	Jun. 04, 2018	May 01, 2018	Apr. 26, 2018	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Common stock reverse stock split								1 for 2 reverse stock split
Common stock, shares authorized								60,000,000	50,000,000	50,000,000
Common stock, shares designated									50,000,000
Preferred stock, shares designated									10,000,000
Number of common stock shares issued		2,005	3,334		1,500,000
Value of common stock shares issued	[1]								$ 6,082,444
Stock-based compensation									$ 1,922,455	$ 878,404
Common stock percentage		25.00%	25.00%						50.00%
Consulting Agreement [Member]
Stock options vesting description				Which per the Consulting Agreement with the consultant will vest monthly over next twelve months.
Unvested shares of common stock				6,137
Stock-based compensation				$ 69,176
Chief Medical Officer [Member]
Number of common stock shares issued							44,444
Value of common stock shares issued							$ 200,000
Chief Medical Officer [Member] | Service Agreement [Member]
Monthly fee						$ 15,000
Sole option payable monthly fee description						Its sole option, elect to pay 25% of the monthly fee in company common stock with the number of common stock determined by dividing the 25% of the monthly fee by the closing price of the Company's common stock on the 2nd work day of each month.
Dividing percentage						25.00%
Medical Advisory Board [Member]
Number of common stock shares issued				30,000
Value of common stock shares issued				$ 99,800
Consultants [Member]
Number of common stock shares issued				160,000
Value of common stock shares issued				$ 798,400
Share based compensation granted, shares				20,000
Stock option grant fair value				$ 99,800
Dividing percentage				0.00%

[1]	net of offering costs of $2,542,555